Consolidated Statements of Changes In Shareholders' Equity - USD ($) $ in Thousands		Ordinary shares [Member]		Additional paid-in capital [Member]	Treasury shares [Member]	Retained earnings [Member]	Total
Balance at Dec. 31, 2017		$ 22		$ 51,909	$ (38)	$ 88,907	$ 140,800
Balance, shares at Dec. 31, 2017	[1]	7,549,531
Exercise of options and RSUs	[3]		[2]	288			288
Exercise of options and RSUs, shares	[1],[3]	9,674
Share-based compensation				2,424			2,424
Net income						14,637	14,637
Balance at Dec. 31, 2018		$ 22		54,621	(38)	103,544	158,149
Balance, shares at Dec. 31, 2018	[1]	7,559,205
Exercise of options and RSUs	[3]		[2]	154			154
Exercise of options and RSUs, shares	[1],[3]	44,500
Purchase of treasury shares					(7,971)		(7,971)
Purchase of treasury shares, shares	[1]	(252,388)
Share-based compensation				2,355			2,355
Net income						10,236	10,236
Balance at Dec. 31, 2019		$ 22		57,130	(8,009)	113,780	162,923
Balance, shares at Dec. 31, 2019	[1]	7,351,317
Exercise of options and RSUs	[3]		[2]	276			276
Exercise of options and RSUs, shares	[1],[3]	51,357
Purchase of treasury shares					(16,798)		(16,798)
Purchase of treasury shares, shares	[1]	(503,159)
Share-based compensation				2,711			2,711
Net income						5,725	5,725
Balance at Dec. 31, 2020		$ 22		$ 60,117	$ (24,807)	$ 119,505	$ 154,837
Balance, shares at Dec. 31, 2020	[1]	6,899,515

[1]	Net of shares held by Silicom Inc. and Silicom Ltd.
[2]	Less than 1 thousand.
[3]	Restricted share units (hereinafter - "RSUs")